Lease - Schedule of Supplemental Balance Sheet Information (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Leases [Abstract]
Operating Lease, Right-of-Use Asset	$ 10,604	$ 14,260
Operating Lease, Liability, Current	4,125	4,972
Operating Lease, Liability, Noncurrent	$ 6,844	$ 9,157
Operating Lease, Weighted Average Remaining Lease Term	5 years 1 month 9 days	4 years 7 months 2 days
Operating Lease, Weighted Average Discount Rate, Percent	3.01%	2.48%